Advances for Vessels under Construction (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance December 31, 2017	$ 31,898
Balance June 30, 2018	0
Advances for vessels under construction and acquisitions
Balance December 31, 2017	31,898
Advances for vessels under construction and related costs	45,198
Vessels delivered	(77,096)
Balance June 30, 2018	$ 0